Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Balance Sheets [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding
Common stock, par value
Common stock, shares authorized	213,527,214	213,527,214	150,000,000
Common stock, shares issued	198,876,801	172,304,235	102,381,116
Common stock, shares outstanding	198,876,801	172,304,235	102,381,116